                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-08594
                                                      ---------

                      Eaton Vance Special Investment Trust
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                   December 31
                                   -----------
                             Date of Fiscal Year End

                                December 31, 2003
                                -----------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EV LOGO]

[GRAPHIC IMAGE]

ANNUAL REPORT DECEMBER 31, 2003

[GRAPHIC IMAGE]

EATON VANCE SMALL-CAP VALUE FUND

[GRAPHIC IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

     The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

     - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

     - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

     - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

         For more information about Eaton Vance's privacy policies, call: 1-800-262-1122

                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

     The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

     EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

     If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

     Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

EATON VANCE SMALL-CAP VALUE FUND AS OF DECEMBER 31, 2003
LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]

Thomas E. Faust Jr.
President

Eaton Vance Small-Cap Value Fund's Class A shares had a total return of 32.71% during the year ended December 31, 2003. That return was the result of an increase in net asset value per share (NAV) from $9.08 on December 31, 2002 to $12.05 on December 31, 2003.(1)

Class B shares had a total return of 31.80% during the year ended December 31, 2003, the result of an increase in NAV from $9.34 on December 31, 2002 to $12.31 on December 31, 2003.(1)

Class C shares had a total return of 31.76% during the year ended December 31, 2002, the result of an increase in NAV from $9.32 on December 31, 2002 to $12.28 on December 31, 2003.(1)

The S&P SmallCap 600 Index - an unmanaged index of small-capitalization stocks - had a total return of 38.79% for the year ended December 31, 2003.(2)

A welcome recovery in the U.S. equity market in 2003...

During the year ended December 31, 2003, stocks posted their first positive finish since 1999, with the Dow Jones Industrial Average finishing 2003 with a gain of just over 25%. After a shaky start to the year, fueled by concerns about the war in Iraq and mixed economic data, the market found its way back to positive territory amid a historically low interest rate environment and increasingly encouraging economic news. While stocks still have a long way to go towards recovering the significant losses of the three-year bear market, investor sentiment in 2003 appeared to be marked by relief and renewed enthusiasm. Since October 2002, when the market bottomed, through year-end 2003, the Dow rose more than 45% and the Nasdaq Composite Index, (2) which is composed primarily of more volatile growth stocks, was up 80%.

A long-term investment strategy - an investor's best weapon against market volatility ...

If the market's behavior over the past few years has illustrated one thing, it is the importance of a long-term investment strategy. We feel optimistic that the recovery we've seen in the U.S. equity markets to date can be sustained, and that investors can best take advantage of the opportunities this presents by sticking to a long-term horizon. The Fox Asset Management investment team stands poised to seek out further opportunities among small-cap value stocks in the year ahead. As investors, we believe that the cornerstones of a good long-term investment program are broad diversification and research-driven stock selection.

In the pages that follow, George Pierides, of Fox Asset Management, discusses developments in the the Fund and the small-cap value market in 2003.


                                        Sincerely,

                                        /s/ Thomas E. Faust Jr.

                                        Thomas E. Faust Jr.
                                        President
                                        February 5, 2004

FUND INFORMATION
as of December 31, 2003

PERFORMANCE(3)                                        CLASS A     CLASS B     CLASS C
-------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One year                                                32.71%      31.80%      31.76%
Life of Fund+                                           13.14       15.08       14.67

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES
CHARGE OR APPLICABLE CDSC)
One year                                                25.13%      26.80%      30.76%
Life of Fund+                                            8.79       11.90       14.67

+ Inception dates: Class A: 6/28/02; Class B: 7/9/02; Class C: 7/3/02

TEN LARGEST HOLDINGS(4)

Arkansas Best Corp.                   4.3%
Church & Dwight Co., Inc.             4.2
Teleflex, Inc.                        3.6
A. O. Smith Corp.                     3.6
AptarGroup, Inc.                      3.2
Protective Life Corp.                 3.1
Borg-Warner, Inc.                     3.1
Lafarge North America, Inc.           2.9
CBRL Group, Inc.                      2.9
Questar Corp.                         2.8

(1) This return does not include the Fund's maximum 5.75% sales charge on Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares.

(2) It is not possible to invest directly in an Index.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC average annual return for Class A shares reflects the Fund's maximum 5.75% sales charge. SEC return for Class B shares reflects applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2%
    - 5th year; 1% - 6th year. SEC return for Class C shares reflects 1% CDSC imposed in first year.

(4) Ten Largest Holdings represent 33.7% of the Portfolio's net assets. Holdings are subject to change.

Past Performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. During 2003, small-cap stocks posted significant gains in the wake of economic improvements. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

MANAGEMENT DISCUSSION
EATON VANCE SMALL-CAP VALUE FUND AS OF DECEMBER 31, 2003

[PHOTO OF GEORGE C. PIERIDES]

George C. Pierides
Portfolio Manager

AN INTERVIEW WITH GEORGE C. PIERIDES, MANAGING DIRECTOR, FOX ASSET MANAGEMENT, PORTFOLIO MANAGER OF SMALL-CAP VALUE PORTFOLIO

George C. Pierides
Portfolio Manager

Q: GEORGE, THE EQUITY MARKETS POSTED A STRONG RALLY IN 2003. WHAT CONTRIBUTED TO
   THE MARKET RECOVERY?

A: Following a prolonged slowdown - including a brief recession in 2001 - the U.S. economy finally gained some momentum in 2003. The recovery was driven in part by rising consumer spending and a tentative renewal of capital spending by businesses. Consumer confidence was helped by tax cut legislation passed earlier in the year. The improving investment climate was evident in rising corporate profits, which reflected strong gains in the wake of 2002's disappointing results.

   The profit surge has come from several sources, including a better overall business climate, aggressive cost cutting, improved productivity due to enhanced technology and a favorable currency translation for U.S. exporters. While many investors viewed the uptrend in profits with some skepticism earlier in the year, recent economic data have suggested that the recovery could be sustainable.

Q: HOW HAS THE SMALL-STOCK UNIVERSE RESPONDED TO A STRONGER ECONOMY?

A: The improving economy has given a major lift to small-cap stocks, which turned in their best quarterly return in 12 years in the second quarter of 2003. Because they generally have the versatility to respond to an uptrend in the economy, smaller companies have frequently been in the vanguard of a market recovery. Not surprisingly, this segment has tended to outperform their larger-cap stocks in the early stages of an economic turnaround.

Q: HOW WOULD YOU EVALUATE THE PORTFOLIO'S PERFORMANCE DURING THE YEAR?

A: The Portfolio performed very well in 2003, reflecting the strong recovery within the small-cap universe. Many of the companies in the Portfolio have been undervalued relative to the overall market, but have enjoyed improving fundamentals. Many registered strong returns in 2003.

   The Fund lagged its benchmark - the S&P SmallCap 600 Index(1) - which had a return of 38.79% for the year ended December 31, 2003. However, a hallmark of our management style is that we are very conscious of risk. Interestingly, many of the small-cap market's top performers in 2003 were among the more speculative, lower-quality stocks - those that had been devastated during the market decline of recent years. While that phenomenon helped drive the market indices in 2003, we have found that the outperformance of the

[SIDENOTE]

FIVE LARGEST INDUSTRY WEIGHTINGS(2)

Energy                              11.1%

Medical Services/Supplies           10.3%

Industrial Products                  7.5%

Transportation                       6.4%

Retailing                            6.1%

(1) It is not possible to invest directly in an Index.

(2) Five Largest Industry Weightings account for 41.4% of the Portfolio's net assets. Holdings are subject to change. Because the Fund is actively managed, Five Largest Industry Weightings are subject to change.

   lower-quality companies is rarely sustainable. Therefore, we have maintained our emphasis on companies that meet our higher-quality criteria.

Q: HOW HAVE YOU POSITIONED THE PORTFOLIO IN RECENT MONTHS?

A: The Portfolio's largest industry weightings at December 31, 2003 were energy, medical services and supplies, industrial products, transportation and retailing. We continued our bottom-up approach of focusing on companies that we believe represent good value and are well-positioned within their respective market segments.

   The Portfolio was well diversified throughout the economy. The Portfolio's investments include companies with an exposure to the economically sensitive side of the economy and companies that are sensitive to consumer spending. Also included were companies with strong underlying assets and companies that are benefiting from changes in technology, medical services and telecommunications.

Q: THE ENERGY SECTOR WAS THE PORTFOLIO'S LARGEST SECTOR WEIGHTING. HOW DID THE
   ENERGY HOLDINGS FARE?

A: The Portfolio's energy-related investments fared well, especially natural gas stocks. Oil and gas prices have remained very high. That has been, in part, due to supply worries tied to the Middle East tensions, as well as to seasonal weather-related demand. However, on a more fundamental basis, worldwide energy demand has been extremely strong. Economic growth has increased demand for energy most dramatically in emerging economies like India and China. Together, these trends have supported higher prices for oil and natural gas.

   Companies with ample natural gas supplies and good exploration programs have fared especially well, as prices for gas averaged 40% higher in 2003 than in 2002. That contributed to strong earnings growth for the companies in 2003.

Q: WHAT SECTORS DROVE PERFORMANCE DURING THE YEAR?

A: The Portfolio had solid performances in a variety of sectors. For example, one of the Portfolio's strongest performers was a producer of medical products and supplies. The company has created a direct-to-consumer business model for its diabetes, respiratory and urology products, primarily aimed at senior citizens. The company has successfully marketed the convenience and affordability of its products and enjoyed 20% revenue growth in 2003.

   In the auto sector, the Portfolio had an investment in one of the world's largest manufacturers of powertrain systems used in autos, trucks and sports utility vehicles. With plant facilities in 14 countries, the company is truly a global operator and has benefited in the past year from a strong increase in global auto production and a very favorable currency impact from the weaker dollar.

Q: YOU INDICATED THAT THE PORTFOLIO HAD EXPOSURE TO SOME ECONOMICALLY-SENSITIVE
   STOCKS. HOW DID THE PORTFOLIO'S STOCKS PERFORM IN THAT AREA?

A: The Portfolio's economically sensitive stocks performed well amid signs of a stronger economy. The Portfolio's holdings included companies that manufacture a wide range of industrial products for end-markets in the auto, aerospace, medical and housing sectors. Their diversified array of products includes filtration systems, packaging, electric motors, heating equipment and control systems, among many others. While these companies have done a good job of diversifying their customer base beyond strictly cyclical users, they are clearly well-positioned to benefit from a stronger economy. Many of these companies made dramatic efforts to cut costs during the economic slowdown, while making use of new technologies to improve productivity. Those moves are starting to pay off as business activity picks up and the companies see meaningful top-line growth.

Q: WERE THERE ANY SECTORS THAT DID NOT PERFORM QUITE AS WELL FOR THE PORTFOLIO?

A: On a relative basis, yes. As the economy has strengthened, investors have found economically sensitive sectors more compelling than some of the more defensive areas. That is not at all surprising at this point in the economic cycle. As a result, some of the Portfolio's holdings in areas such as household products have been slightly less robust performers. The companies have continued to generate steady earnings growth, but, at this point in the economy, have tended to be less favored by investors. Another area that had some volatility was the chemical sector. Commodity chemical companies have seen margins squeezed somewhat by higher feedstock prices - in this case, higher oil prices.

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGER AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND FOX ASSET MANAGEMENT AND EATON VANCE DISCLAIM ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR AN EATON VANCE FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY EATON VANCE FUND.

EATON VANCE SMALL-CAP VALUE FUND AS OF DECEMBER 31, 2003
PERFORMANCE

[CHART]

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN
EATON VANCE SMALL-CAP VALUE FUND CLASS A VS. THE
STANDARD & POOR'S SMALL CAP 600 INDEX*
JUNE 30, 2002 - DECEMBER 31, 2003

                       EATON VANCE SMALL-CAP VALUE FUND- A
                               Inception: 6/28/02

                 FUND           FUND            S&P
               VALUE AT      VALUE WITH     SMALLCAP 600
   DATE          NAV        SALES CHARGE       INDEX
--------------------------------------------------------
 6/30/2002      10,000          9,425          10,000
 7/31/2002       9,060          8,539           8,588
 8/31/2002       9,200          8,671           8,669
 9/30/2002       8,780          8,275           8,139
10/31/2002       8,890          8,379           8,399
11/30/2002       9,320          8,784           8,837
12/31/2002       9,080          8,558           8,538
 1/31/2003       8,650          8,153           8,245
 2/28/2003       8,640          8,143           7,981
 3/31/2003       8,830          8,322           8,044
 4/30/2003       9,390          8,850           8,697
 5/31/2003       9,910          9,340           9,398
 6/30/2003      10,060          9,482           9,642
 7/31/2003      10,500          9,896          10,143
 8/31/2003      10,950         10,320          10,637
 9/30/2003      10,760         10,141          10,325
10/31/2003      11,460         10,801          11,220
11/30/2003      11,830         11,150          11,644
12/31/2003      12,050         11,357          11,850

     PERFORMANCE**                                         CLASS A     CLASS B     CLASS C
     -------------------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURNS (AT
     NET ASSET VALUE)
     One year                                                32.71%      31.80%      31.76%
     Life of Fund+                                           13.14       15.08       14.67

     SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING
     SALES CHARGE OR APPLICABLE CDSC)
     One year                                                25.13%      26.80%      30.76%
     Life of Fund+                                            8.79       11.90       14.67

     + Inception dates: Class A: 6/28/02; Class B: 7/9/02; Class C: 7/3/02

* Source: Thomson Financial. Investment operations commenced 6/28/02. The chart uses closest month-end after inception.

   The chart compares the Fund's total return with that of the S&P SmallCap 600 Index, a broad-based, unmanaged market index of small-capitalization stocks. Returns are calculated by determining the percentage change in net asset value (NAV) with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and the Index. The Index's total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index. An investment in the Fund's Class B shares on 7/9/02 at NAV would have been worth $12,310 on December 31, 2003. $11,810, including the Fund's applicable CDSC. An investment in the Fund's Class C shares on 7/3/02 at NAV would have been worth $12,280 on December 31, 2003.

** Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. SEC average annual return for Class A reflects the Fund's maximum 5.75% sales charge. SEC return for Class B shares reflects applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC return for Class C shares reflects 1% CDSC imposed in first year.

   Past Performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different. The performance graph and table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

EATON VANCE SMALL-CAP VALUE FUND AS OF DECEMBER 31, 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS
Investment in Portfolio, at value (identified cost, $6,180,471)                 $  7,352,703
Receivable for Fund shares sold                                                       76,706
Receivable from the Administrator                                                     62,573
--------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                    $  7,491,982
--------------------------------------------------------------------------------------------

LIABILITIES
Payable to affiliate for distribution and service fees                          $        388
Payable for Fund shares redeemed                                                          14
Accrued expenses                                                                      17,620
--------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                               $     18,022
--------------------------------------------------------------------------------------------
NET ASSETS                                                                      $  7,473,960
--------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Paid-in capital                                                                 $  6,292,983
Accumulated undistributed net realized gain from Portfolio (computed on
   the basis of identified cost)                                                       8,745
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                                1,172,232
--------------------------------------------------------------------------------------------
TOTAL                                                                           $  7,473,960
--------------------------------------------------------------------------------------------

CLASS A SHARES
NET ASSETS                                                                      $  4,047,467
SHARES OUTSTANDING                                                                   335,794
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)            $      12.05
MAXIMUM OFFERING PRICE PER SHARE
   (100 DIVIDED BY 94.25 of $12.05)                                             $      12.79
--------------------------------------------------------------------------------------------

CLASS B SHARES
NET ASSETS                                                                      $  1,553,782
SHARES OUTSTANDING                                                                   126,230
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)            $      12.31
--------------------------------------------------------------------------------------------

CLASS C SHARES
NET ASSETS                                                                      $  1,872,711
SHARES OUTSTANDING                                                                   152,521
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)            $      12.28
--------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2003

INVESTMENT INCOME
Dividends allocated from Portfolio                                              $     41,994
Interest allocated from Portfolio                                                      1,480
Expenses allocated from Portfolio                                                    (52,887)
--------------------------------------------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO                                              $     (9,413)
--------------------------------------------------------------------------------------------

EXPENSES
Administration fee                                                              $      5,685
Trustees' fees and expenses                                                               40
Distribution and service fees
   Class A                                                                             5,843
   Class B                                                                             7,102
   Class C                                                                             7,607
Registration fees                                                                     61,717
Custodian fee                                                                         13,312
Legal and accounting services                                                          9,692
Transfer and dividend disbursing agent fees                                            3,957
Printing and postage                                                                     995
Miscellaneous                                                                          1,252
--------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                  $    117,202
--------------------------------------------------------------------------------------------
Deduct --
   Allocation of expenses to the Administrator                                  $     92,291
--------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                        $     92,291
--------------------------------------------------------------------------------------------

NET EXPENSES                                                                    $     24,911
--------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                             $    (34,324)
--------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED
GAIN (LOSS) FROM PORTFOLIO
Net realized gain (loss) --
   Investment transactions (identified cost basis)                              $     31,126
--------------------------------------------------------------------------------------------
NET REALIZED GAIN                                                               $     31,126
--------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                          $  1,166,232
--------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                            $  1,166,232
--------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                                $  1,197,358
--------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                      $  1,163,034
--------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                  YEAR ENDED            PERIOD ENDED
IN NET ASSETS                                        DECEMBER 31, 2003     DECEMBER 31, 2002(1)
-----------------------------------------------------------------------------------------------
From operations --
   Net investment loss                               $          (34,324)   $             (1,781)
   Net realized gain (loss)                                      31,126                    (337)
   Net change in unrealized
      appreciation (depreciation)                             1,166,232                   6,000
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM OPERATIONS           $        1,163,034    $              3,882
-----------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                                        $        2,715,996    $          1,741,194
      Class B                                                 1,234,770                 257,387
      Class C                                                 1,680,739                 115,760
Cost of shares redeemed
      Class A                                                (1,103,902)                 (5,166)
      Class B                                                  (155,761)                    (10)
      Class C                                                  (148,819)                (25,144)
-----------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                           $        4,223,023    $          2,084,021
-----------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                           $        5,386,057    $          2,087,903
-----------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                 $        2,087,903    $                 --
-----------------------------------------------------------------------------------------------
AT END OF YEAR                                       $        7,473,960    $          2,087,903
-----------------------------------------------------------------------------------------------

(1) For the period from the start of business, June 28, 2002, to December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                          CLASS A
                                                               -----------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                                               -----------------------------
                                                                 2003(1)         2002(1)(2)
--------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                           $      9.080     $     10.000
--------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss                                            $     (0.063)    $     (0.023)
Net realized and unrealized gain (loss)                               3.033           (0.897)(3)
--------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                            $      2.970     $     (0.920)
--------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                 $     12.050     $      9.080
--------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                       32.71%           (9.20)%
--------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of year (000's omitted)                        $      4,047     $      1,742
Ratios (As a percentage of average daily net assets):
   Net expenses(5)                                                     1.75%            1.75%(6)
   Net investment loss                                                (0.60)%          (0.51)%(6)
Portfolio Turnover of the Portfolio                                      24%               2%
--------------------------------------------------------------------------------------------
+  The operating expense of the Portfolio and the Fund
   reflect an allocation of expenses to the Investment
   Adviser and Administrator. Had such actions not been
   taken the ratios and net investment income per share
   would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                         4.78%           37.05%(6)
   Net investment loss                                                (3.63)%         (35.81)%(6)
Net investment loss per share                                  $     (0.381)    $     (1.615)
--------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from the start of business, June 28, 2002, to December 31, 2002.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of fund shares and the amount of the per share realized and unrealized gain and losses at such time.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Includes the Fund's shares of the Portfolio's expenses.
(6) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          CLASS B
                                                               -----------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                                               -----------------------------
                                                                 2003(1)         2002(1)(2)
--------------------------------------------------------------------------------------------
Net asset value -- Beginning of year                           $      9.340     $     10.000
--------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss                                            $     (0.149)    $     (0.058)
Net realized and unrealized gain (loss)                               3.119           (0.602)(3)
--------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                            $      2.970     $     (0.660)
--------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                 $     12.310     $      9.340
--------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                       31.80%           (6.60)%
--------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of year (000's omitted)                        $      1,554     $        255
Ratios (As a percentage of average daily net assets):
   Net expenses(5)                                                     2.50%            2.50%(6)
   Net investment loss                                                (1.37)%          (1.30)%(6)
Portfolio Turnover of the Portfolio                                      24%               2%
--------------------------------------------------------------------------------------------
+  The operating expense of the Portfolio and the Fund
   reflect an allocation of expenses to the Investment
   Adviser and Administrator. Had such actions not been
   taken the ratios and net investment income per share
   would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                         5.53%           37.80%(6)
   Net investment loss                                                (4.40)%         (36.60)%(6)
Net investment loss per share                                  $     (0.479)    $     (1.633)
--------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from the commencement of operations of Class B shares, July 9, 2002, to December 31, 2002.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of fund shares and the amount of the per share realized and unrealized gain and losses at such time.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Includes the Fund's shares of the Portfolio's expenses.
(6) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                          CLASS C
                                                               -----------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                                               -----------------------------
                                                                 2003(1)         2002(1)(2)
--------------------------------------------------------------------------------------------
Net asset value  Beginning of year                             $      9.320     $     10.000
--------------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS
Net investment loss                                            $     (0.153)    $     (0.060)
Net realized and unrealized gain (loss)                               3.113           (0.620)(3)
--------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                            $      2.960     $     (0.680)
--------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR                                 $     12.280     $      9.320
--------------------------------------------------------------------------------------------

TOTAL RETURN(4)                                                       31.76%           (6.80)%
--------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+
Net assets, end of year (000's omitted)                        $      1,873     $         91
Ratios (As a percentage of average daily net assets):
   Net expenses(5)                                                     2.50%            2.50%(6)
   Net investment loss                                                (1.38)%          (1.31)%(6)
Portfolio Turnover of the Portfolio                                      24%               2%
--------------------------------------------------------------------------------------------
+  The operating expense of the Portfolio and the Fund
   reflect an allocation of expenses to the Investment
   Adviser and Administrator. Had such actions not been
   taken the ratios and net investment income per share
   would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses(5)                                                         5.53%           37.80%(6)
   Net investment loss                                                (4.41)%         (36.61)%(6)
Net investment loss per share                                  $     (0.489)    $     (1.677)
--------------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.
(2) For the period from the commencement of operations of Class C shares, July 3, 2002, to December 31, 2002.
(3) The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of fund shares and the amount of the per share realized and unrealized gain and losses at such time.
(4) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
(5) Includes the Fund's shares of the Portfolio's expenses.
(6) Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

EATON VANCE SMALL-CAP VALUE FUND AS OF DECEMBER 31, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Eaton Vance Small-Cap Value Fund (the Fund) is a diversified series of Eaton Vance Special Investment Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Small-Cap Value Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (98.4% at December 31, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund, determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

   E OTHER -- Investment transactions are accounted for on a trade-date basis. Dividends to shareholders are recorded on the ex-dividend date.

   F EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

   G INDEMNIFICATIONS -- Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

   H USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  DISTRIBUTIONS TO SHAREHOLDERS

   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                     YEAR ENDED DECEMBER 31,
                                     -----------------------
   CLASS A                             2003          2002(1)
   ---------------------------------------------------------
   Sales                               258,544       192,330
   Redemptions                        (114,493)         (587)
   ---------------------------------------------------------
   NET INCREASE                        144,051       191,743
   ---------------------------------------------------------

                                     YEAR ENDED DECEMBER 31,
                                     -----------------------
   CLASS B                             2003          2002(2)
   ---------------------------------------------------------
   Sales                               112,405        27,324
   Redemptions                         (13,498)           (1)
   ---------------------------------------------------------
   NET INCREASE                         98,907        27,323
   ---------------------------------------------------------

                                     YEAR ENDED DECEMBER 31,
                                     -----------------------
   CLASS C                             2003          2002(3)
   ---------------------------------------------------------
   Sales                               155,684        12,574
   Redemptions                         (12,921)       (2,816)
   ---------------------------------------------------------
   NET INCREASE                        142,763         9,758
   ---------------------------------------------------------

   (1) For the period from the start of business, June 28, 2002, to December 31, 2002.
   (2) For the period from the commencement of operations of Class B shares, July 9, 2002, to December 31, 2002.
   (3) For the period from the commencement of operations of Class C shares, July 3, 2002, to December 31, 2002.

4  TRANSACTIONS WITH AFFILIATES

   The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the year ended December 31, 2003, the administration fee amounted to $5,685. To reduce the net investment loss of the Fund, EVM was allocated $92,291 of the Fund's operating expenses for the year ended December 31, 2003. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the year ended December 31, 2003, EVM earned $693 in sub-transfer agent fees.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $3,595 as its portion of the sales charge on sales of Class A shares for the year ended December 31, 2003.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect distribution plans for Class B shares (Class B Plan), and Class C shares (Class C Plan), pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A
   Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD, of each respective Class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective Class. The Fund paid or accrued $5,318 and $5,711 for Class B and Class C shares, respectively, to or payable to EVD for the year ended December 31, 2003, representing 0.75% of the average daily net assets for Class B and Class C shares, respectively. At December 31, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $56,000 and $61,000 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the year ended December 31, 2003 amounted to $5,843, $1,784 and $1,896 for Class A, Class B and Class C shares, respectively.

6  CONTINGENT DEFERRED SALES CHARGE

   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC pertaining to Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see Note 5). CDSC assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. The Fund was informed that EVD received $3,000 and $0 of CDSC paid by shareholders for Class B shares and Class C shares, respectively, for the year ended December 31, 2003.

7  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio aggregated $5,563,169 and $1,471,799, respectively, for the year ended December 31, 2003.

EATON VANCE SMALL-CAP VALUE FUND AS OF DECEMBER 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE SPECIAL INVESTMENT TRUST AND SHAREHOLDERS OF EATON VANCE SMALL-CAP VALUE FUND:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Small-Cap Value Fund (the Fund) (one of the series of Eaton Vance Special Investment Trust) as of December 31, 2003, the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for the year then ended and for the period from the start of business, June 28, 2002, to December 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Small-Cap Value Fund as of December 31, 2003, and the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 13, 2004

SMALL-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2003
PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 90.9%

SECURITY                                           SHARES         VALUE
---------------------------------------------------------------------------
AUTO AND PARTS -- 4.6%
BorgWarner, Inc.                                       2,700   $    229,689
Superior Industries International, Inc.                2,600        113,152
---------------------------------------------------------------------------
                                                               $    342,841
---------------------------------------------------------------------------

CEMENT -- 2.9%
Lafarge North America, Inc.                            5,400   $    218,808
---------------------------------------------------------------------------
                                                               $    218,808
---------------------------------------------------------------------------

CHEMICAL -- 3.8%
Georgia Gulf Corp.                                     2,700   $     77,976
RPM, Inc.                                             12,500        205,750
---------------------------------------------------------------------------
                                                               $    283,726
---------------------------------------------------------------------------

COMPUTER / COMMUNICATIONS RELATED -- 3.2%
Actel Corp.(1)                                         2,300   $     55,430
International Rectifier Corp.(1)                       2,400        118,584
Veeco Instruments, Inc.(1)                             2,200         62,040
---------------------------------------------------------------------------
                                                               $    236,054
---------------------------------------------------------------------------

CONSTRUCTION / ENGINEERING -- 3.7%
Granite Construction, Inc.                             6,400   $    150,336
Insituform Technologies, Inc.(1)                       7,500        123,750
---------------------------------------------------------------------------
                                                               $    274,086
---------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 3.1%
Belden, Inc.                                           7,400   $    156,066
Cable Design Technologies Corp.(1)                     8,200         73,718
---------------------------------------------------------------------------
                                                               $    229,784
---------------------------------------------------------------------------

ELECTRONICS -- 3.4%
Bel Fuse, Inc.                                         5,400   $    176,202
Technitrol, Inc.(1)                                    3,900         80,886
---------------------------------------------------------------------------
                                                               $    257,088
---------------------------------------------------------------------------

ENERGY -- 11.1%
Newfield Exploration Co.(1)                            4,500   $    200,430
NUI Corp.                                              3,400         54,808
Piedmont Natural Gas Co., Inc.                         2,500        108,650
Questar Corp.                                          6,000        210,900
Spinnaker Exploration Co.(1)                           5,000   $    161,350
XTO Energy, Inc.                                       3,200         90,560
---------------------------------------------------------------------------
                                                               $    826,698
---------------------------------------------------------------------------

FOOD WHOLESALERS / RETAILERS -- 1.5%
SUPERVALU, Inc.                                        4,000   $    114,360
---------------------------------------------------------------------------
                                                               $    114,360
---------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 6.1%
Church & Dwight Co., Inc.                              7,900   $    312,840
Libbey, Inc.                                           4,900        139,552
---------------------------------------------------------------------------
                                                               $    452,392
---------------------------------------------------------------------------

INDUSTRIAL PRODUCTS -- 7.5%
A.O. Smith Corp.                                       7,600   $    266,380
CLARCOR, Inc.                                            600         26,460
Teleflex, Inc.                                         5,600        270,648
---------------------------------------------------------------------------
                                                               $    563,488
---------------------------------------------------------------------------

INSURANCE -- 3.1%
Protective Life Corp.                                  6,900   $    233,496
---------------------------------------------------------------------------
                                                               $    233,496
---------------------------------------------------------------------------

MEDICAL SERVICES / SUPPLIES -- 10.3%
CONMED Corp.(1)                                        6,700   $    159,460
DENTSPLY International, Inc.                           1,400         63,238
Mentor Corp.                                           4,500        108,270
MIM Corp.(1)                                          14,600        102,638
Owens & Minor, Inc.                                    5,500        120,505
PolyMedica Corp.                                       5,700        149,967
West Pharmaceutical Services, Inc.                     2,000         67,800
---------------------------------------------------------------------------
                                                               $    771,878
---------------------------------------------------------------------------

PACKAGING -- 3.2%
AptarGroup, Inc.                                       6,100   $    237,900
---------------------------------------------------------------------------
                                                               $    237,900
---------------------------------------------------------------------------

REITS -- 2.0%
Mack-Cali Realty Corp.                                 3,600   $    149,832
---------------------------------------------------------------------------
                                                               $    149,832
---------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                           SHARES         VALUE
---------------------------------------------------------------------------
RESTAURANTS -- 5.2%
Applebee's International, Inc.                         1,800   $     70,686
CBRL Group, Inc.                                       5,700        218,082
Outback Steakhouse, Inc.                               2,300        101,683
---------------------------------------------------------------------------
                                                               $    390,451
---------------------------------------------------------------------------

RETAILING -- 6.1%
BJ's Wholesale Club, Inc.(1)                           7,200   $    165,312
Claire's Stores, Inc.                                  6,500        122,460
ShopKo Stores, Inc.(1)                                10,800        164,700
---------------------------------------------------------------------------
                                                               $    452,472
---------------------------------------------------------------------------

TOYS -- 3.7%
JAKKS Pacific, Inc.(1)                                11,000   $    144,760
RC2 Corp.(1)                                           6,500        134,875
---------------------------------------------------------------------------
                                                               $    279,635
---------------------------------------------------------------------------

TRANSPORTATION -- 6.4%
Arkansas Best Corp.                                   10,200   $    320,178
Yellow Roadway Corp.(1)                                4,392        158,859
---------------------------------------------------------------------------
                                                               $    479,037
---------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $5,591,779)                                $  6,794,026
---------------------------------------------------------------------------

TOTAL INVESTMENTS -- 90.9%
   (IDENTIFIED COST $5,591,779)                                $  6,794,026
---------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 9.1%                         $    678,718
---------------------------------------------------------------------------

NET ASSETS -- 100.0%                                           $  7,472,744
---------------------------------------------------------------------------

(1) Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2003
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2003

ASSETS
Investments, at value (identified cost, $5,591,779)                      $  6,794,026
Cash                                                                        1,114,442
Receivable from the Investment Adviser                                         23,399
Interest and dividends receivable                                               3,716
-------------------------------------------------------------------------------------
TOTAL ASSETS                                                             $  7,935,583
-------------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased                                        $    436,610
Payable to affiliate for Trustees' fees                                         1,910
Accrued expenses                                                               24,319
-------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                        $    462,839
-------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                $  7,472,744
-------------------------------------------------------------------------------------

SOURCES OF NET ASSETS
Net proceeds from capital contributions and withdrawals                  $  6,270,497
Net unrealized appreciation (computed on the basis of identified cost)      1,202,247
-------------------------------------------------------------------------------------
TOTAL                                                                    $  7,472,744
-------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
DECEMBER 31, 2003

INVESTMENT INCOME
Dividends                                                                $     43,159
Interest                                                                        1,520
-------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  $     44,679
-------------------------------------------------------------------------------------

EXPENSES
Investment adviser fee                                                   $     38,876
Custodian fee                                                                  19,452
Legal and accounting services                                                  18,951
Miscellaneous                                                                     332
-------------------------------------------------------------------------------------
TOTAL EXPENSES                                                           $     77,611
-------------------------------------------------------------------------------------
Deduct --
   Allocation of expenses to the Investment Adviser                      $     23,399
-------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                 $     23,399
-------------------------------------------------------------------------------------

NET EXPENSES                                                             $     54,212
-------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                      $     (9,533)
-------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) --
   Investment transactions (identified cost basis)                       $     21,982
-------------------------------------------------------------------------------------
NET REALIZED GAIN                                                        $     21,982
-------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                   $  1,205,477
-------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                     $  1,205,477
-------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                         $  1,227,459
-------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                               $  1,217,926
-------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                       YEAR ENDED            PERIOD ENDED
IN NET ASSETS                                             DECEMBER 31, 2003     DECEMBER 31, 2002(1)
----------------------------------------------------------------------------------------------------
From operations --
   Net investment income (loss)                           $           (9,533)   $                341
   Net realized gain (loss)                                           21,982                  (1,107)
   Net change in unrealized
      appreciation (depreciation)                                  1,205,477                  (3,230)
----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                        $        1,217,926    $             (3,996)
----------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                          $        5,563,169    $          2,105,971
   Withdrawals                                                    (1,471,799)                (38,537)
----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                                   $        4,091,370    $          2,067,434
----------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                $        5,309,296    $          2,063,438
----------------------------------------------------------------------------------------------------

NET ASSETS
At beginning of year                                      $        2,163,448    $            100,010
----------------------------------------------------------------------------------------------------
AT END OF YEAR                                            $        7,472,744    $          2,163,448
----------------------------------------------------------------------------------------------------

(1) For the period from the start of business, June 28, 2002, to December 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SUPPLEMENTARY DATA

                                                                                     YEAR ENDED DECEMBER 31,
                                                                                      2003         2002(1)
------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+
Ratios (As a percentage of average daily net assets):
   Net expenses                                                                          1.39%          1.10%(2)
   Net investment income (loss)                                                         (0.24)%         0.13%(2)
Portfolio Turnover                                                                         24%             2%
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                            33.16%         (8.90)%
------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S OMITTED)                                            $    7,473     $    2,163
------------------------------------------------------------------------------------------------------------
+  The operating expenses of the Portfolio reflect an allocation of expenses to the Investment Adviser. Had such action not been taken the ratios would have been as follows:
Ratios (As a percentage of average daily net assets):
   Expenses                                                                              1.99%         12.79%(2)
   Net investment loss                                                                  (0.84)%       (11.56)%(2)
------------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, June 28, 2002, to December 31, 2002.
(2) Annualized.

SMALL-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2003
NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Small-Cap Value Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on March 18, 2002, seeks to achieve long-term total return by investing in a diversified portfolio of value stocks of small-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2003, the Eaton Vance Small-Cap Value Fund held an approximate 98.4% interest in the Portfolio. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D FINANCIAL FUTURES CONTRACT -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

   E PUT OPTIONS -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

   F SECURITIES SOLD SHORT -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

   G FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

   H EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

   I USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   J INDEMNIFICATIONS -- Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

   K OTHER -- Investment transactions are accounted for on a trade date basis.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee in the amount of 1.00% annually of average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended December 31, 2003, the advisory fee amounted to $38,876. To reduce the net investment loss of the Portfolio, EVM was allocated $23,399 of the Portfolio's operating expenses for the year ended December 31, 2003. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Fox Asset Management LLC (Fox), a majority-owned subsidiary of EVM. BMR pays Fox a portion of the advisory fee for sub-advisory services provided to the Portfolio. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $4,472,889 and $840,572, respectively, for the year ended December 31, 2003.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2003, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                                  $   5,594,712
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                   $   1,199,314
   Gross unrealized depreciation
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                     $   1,199,314
   -----------------------------------------------------------------------------

5  FINANCIAL INSTRUMENTS

   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at December 31, 2003.

6  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the year ended December 31, 2003.

SMALL-CAP VALUE PORTFOLIO AS OF DECEMBER 31, 2003
INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF SMALL-CAP VALUE PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Small-Cap Value Portfolio (the Portfolio) as of December 31, 2003, the related statement of operations for the year then ended, and the statements of changes in net assets and the supplementary data for the year then ended and for the period from the start of business, June 28, 2002, to December 31, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held as of December 31, 2003 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Small-Cap Value Portfolio as of December 31, 2003, the results of its operations for the year then ended, and the changes in its net assets and the supplementary data for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 13, 2004

EATON VANCE SMALL-CAP VALUE FUND
MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Small-Cap Value Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Fox" refers to Fox Asset Management LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                             POSITION(S)        TERM OF                                 NUMBER OF PORTFOLIOS
                              WITH THE         OFFICE AND                                 IN FUND COMPLEX
     NAME AND                TRUST AND         LENGTH OF       PRINCIPAL OCCUPATION(S)     OVERSEEN BY
   DATE OF BIRTH           THE PORTFOLIO        SERVICE        DURING PAST FIVE YEARS       TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz        Trustee      Trustee of the Trust   Chairman, President              193         Director of National
11/28/59                                   since 1998; of the    and Chief Executive                           Financial Partners
                                          Portfolio since 2002   Officer of National
                                                                 Financial Partners
                                                                 (financial services
                                                                 company) (since
                                                                 April 1999).
                                                                 President and Chief
                                                                 Operating Officer of
                                                                 John A. Levin & Co.
                                                                 (registered
                                                                 investment adviser)
                                                                 (July 1997 to
                                                                 April 1999) and a
                                                                 Director of Baker,
                                                                 Fentress & Company,
                                                                 which owns John A.
                                                                 Levin & Co. (July 1997
                                                                 to April 1999).
                                                                 Ms. Bibliowicz is an
                                                                 interested person
                                                                 because of her
                                                                 affiliation with a
                                                                 brokerage firm.

James B. Hawkes           Trustee of the  Trustee of the Trust   Chairman, President              195           Director of EVC
11/9/41                   Trust; Trustee   since 1989; of the    and Chief Executive
                         and President of Portfolio since 2002   Officer of BMR, EVC,
                           the Portfolio                         EVM and EV; Director
                                                                 of EV; Vice
                                                                 President and
                                                                 Director of EVD.
                                                                 Trustee and/or
                                                                 officer of 195
                                                                 registered
                                                                 investment companies
                                                                 in the Eaton Vance
                                                                 Fund Complex.
                                                                 Mr. Hawkes is an
                                                                 interested person
                                                                 because of his
                                                                 positions with BMR,
                                                                 EVM, EVC and EV,
                                                                 which are affiliates
                                                                 of the Fund and
                                                                 Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III         Trustee      Trustee of the Trust   Jacob H. Schiff                  195         Director of Tiffany &
2/23/35                                    since 1989; of the    Professor of                                    Co. (specialty
                                          Portfolio since 2002   Investment Banking                               retailer) and
                                                                 Emeritus, Harvard                                 Telect, Inc.
                                                                 University Graduate                           (telecommunication
                                                                 School of Business                              services company)
                                                                 Administration.

William H. Park              Trustee          Since 2003         President and Chief              192                None
9/19/47                                                          Executive Officer,
                                                                 Prizm Capital
                                                                 Management, LLC
                                                                 (investment
                                                                 management firm)
                                                                 (since 2002).
                                                                 Executive Vice
                                                                 President and Chief
                                                                 Financial Officer,
                                                                 United Asset
                                                                 Management
                                                                 Corporation (a
                                                                 holding company
                                                                 owning institutional
                                                                 investment
                                                                 management.

Ronald A. Pearlman           Trustee          Since 2003         Professor of Law,                192                None
7/10/40                                                          Georgetown
                                                                 University Law
                                                                 Center (since 1999).
                                                                 Tax Partner,
                                                                 Covington & Burling,
                                                                 Washington, DC
                                                                 (1991-2000).

                             POSITION(S)        TERM OF                                 NUMBER OF PORTFOLIOS
                              WITH THE         OFFICE AND                                 IN FUND COMPLEX
     NAME AND                TRUST AND         LENGTH OF       PRINCIPAL OCCUPATION(S)     OVERSEEN BY
   DATE OF BIRTH           THE PORTFOLIO        SERVICE        DURING PAST FIVE YEARS       TRUSTEE(1)      OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer             Trustee      Trustee of the Trust   President, Chief                 195                None
9/21/35                                    since 1989; of the    Executive Officer and
                                          Portfolio since 2002   a Director of
                                                                 Asset Management
                                                                 Finance Corp. (a
                                                                 specialty finance
                                                                 company serving the
                                                                 investment
                                                                 management industry)
                                                                 (since October 2003).
                                                                 President, Unicorn
                                                                 Corporation (an
                                                                 investment and
                                                                 financial advisory
                                                                 services company)
                                                                 (since September 2000).
                                                                 Formerly, Chairman,
                                                                 Hellman, Jordan
                                                                 Management Co., Inc.
                                                                 (an investment
                                                                 management company)
                                                                 (2000-2003).
                                                                 Formerly, Advisory
                                                                 Director of
                                                                 Berkshire Capital
                                                                 Corporation
                                                                 (investment banking
                                                                 firm) (2002-2003).
                                                                 Formerly, Chairman
                                                                 of the Board, United
                                                                 Asset Management
                                                                 Corporation (a
                                                                 holding company
                                                                 owning institutional
                                                                 investment
                                                                 management firms)
                                                                 and Chairman,
                                                                 President and
                                                                 Director, UAM Funds
                                                                 (mutual funds)
                                                                 (1980-2000).

Lynn A. Stout                Trustee      Trustee of the Trust   Professor of Law,                195                None
9/14/57                                    since 1998; of the    University of
                                          Portfolio since 2002   California at Los
                                                                 Angeles School of
                                                                 Law (since
                                                                 July 2001). Formerly,
                                                                 Professor of Law,
                                                                 Georgetown
                                                                 University Law
                                                                 Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                            POSITION(S)              TERM OF
                              WITH THE              OFFICE AND
     NAME AND                TRUST AND              LENGTH OF                       PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH           THE PORTFOLIO             SERVICE                        DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.   President of the Trust;       Since 2002                  Executive Vice President of
5/31/58                 Vice President of                                       EVM, BMR, EVC and EV; Chief
                           the Portfolio                                        Investment Officer of EVM and
                                                                                BMR and Director of EVC. Chief
                                                                                Executive Officer of Belair
                                                                                Capital Fund LLC, Belcrest
                                                                                Capital Fund LLC, Belmar
                                                                                Capital Fund LLC, Belport
                                                                                Capital Fund LLC and Belrose
                                                                                Capital Fund LLC (private
                                                                                investment companies sponsored
                                                                                by EVM). Officer of 54
                                                                                registered investment
                                                                                companies managed by EVM or
                                                                                BMR.

Duke E. Laflamme         Vice President of          Since 2001                  Vice President of EVM and BMR.
7/8/69                       the Trust                                          Officer of 11 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

Thomas H. Luster         Vice President of          Since 2002                  Vice President of EVM and BMR.
4/8/62                       the Trust                                          Officer of 15 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

George C. Pierides       Vice President of          Since 2002                  Managing Director of Fox.
12/16/57                    the Portfolio                                       Officer of 2 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

Alan R. Dynner                Secretary        Secretary of the Trust since     Vice President, Secretary and
10/10/40                                       1997; of the Portfolio since     Chief Legal Officer of BMR,
                                                         2002                   EVM, EVD, EV and EVC. Officer
                                                                                of 195 registered investment
                                                                                companies managed by EVM or
                                                                                BMR.

Barbara E. Campbell         Treasurer of            Since 2002                  Vice President of EVM and BMR.
6/19/57                     the Portfolio                                       Officer of 195 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

James L. O'Connor     Treasurer of the Trust        Since 1989                  Vice President of BMR, EVM and
4/1/45                                                                          EVD. Officer of 116 registered
                                                                                investment companies managed
                                                                                by EVM or BMR.

(1) Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

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

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

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

                 INVESTMENT ADVISER OF SMALL-CAP VALUE PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                ADMINISTRATOR OF EATON VANCE SMALL-CAP VALUE FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122

                             INDEPENDENT ACCOUNTANTS
                              DELOITTE & TOUCHE LLP
                               200 Berkeley Street
                              Boston, MA 02116-5022


                        EATON VANCE SMALL-CAP VALUE FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

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SCVSRC                                                                 1303-2/04
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ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and

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Chief Financial Officer of United Asset Management Corporation ("UAM") (a
holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company). Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d)

The following table presents aggregate fees billed to the registrant for the fiscal years ended December 31, 2002, and 2003 by the registrant's principal accountant for professional services rendered for the audit of the registrant's annual financial statements and fees billed for other services rendered by the principal accountant during those periods.

YEARS ENDED DECEMBER 31,                       2003          2002
-------------------------------------------------------------------
Audit Fees                                   $  3,399      $  2,441

Audit-Related Fees(1)                               0             0

Tax Fees(2)                                     5,600         5,500

All Other Fees(3)                                   0             0
                                             ----------------------

Total                                        $  8,999      $  7,941
                                             ======================

(1) Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under the category of audit fees.
(2) Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3) All other fees consist of the aggregate fees billed for products and services provided by the registrant's principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant's audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant's principal accountant (the "Pre-Approval Policies"). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies
(i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is

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specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant's audit committee at least annually. The registrant's audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant's principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant's audit committee pursuant to the "de minimis exception" set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the registrant for each of the registrant's last two fiscal years (2002 and 2003) were $5,500 and $5,600, respectively. Aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed by the registrant's principal accountant for services rendered to the Eaton Vance organization (which includes the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant) for each of the registrant's last two fiscal years (2002 and 2003) were $336,546 and $458,168, respectively.

(h) The registrant's audit committee has considered whether the provision by the registrant's principal accountant of non-audit services to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls

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and procedures having been evaluated within 90 days of the date of this filing)
provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE SPECIAL INVESTMENT TRUST (ON BEHALF OF EATON VANCE SMALL-CAP VALUE
FUND)


By:   /s/ Thomas E. Faust Jr.
      ---------------------------
      Thomas E. Faust Jr.
      President


Date: February 11, 2004
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ James L. O'Connor
      ---------------------------
      James L. O'Connor
      Treasurer


Date: February 11, 2004
      -----------------


By:   /s/ Thomas E. Faust Jr
      ---------------------------
      Thomas E. Faust Jr
      President


Date: February 11, 2004
      -----------------